Organization and Summary of Significant Accounting Policies (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015
Activity related to the excess and obsolete inventory reserve
Balance, Beginning of Year	$ 2,800	$ 2,300	$ 2,150
Provision Charged to Expense	2,718	844	655
Amounts Written Off	1,008	344	505
Balance, End of Year	$ 4,510	$ 2,800	$ 2,300